Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Share capital Restricted stock units at $147.20 per share	Share capital Restricted stock units at $88.80 per share	Share capital Restricted stock units at $48.96 per share	Share capital Restricted stock units at $8.22 per share	Share capital	Other reserves Restricted stock units at $147.20 per share	Other reserves Restricted stock units at $88.80 per share	Other reserves Restricted stock units at $48.96 per share	Other reserves Restricted stock units at $8.22 per share	Other reserves	Accumulated deficit Restricted stock units at $147.20 per share	Accumulated deficit Restricted stock units at $88.80 per share	Accumulated deficit Restricted stock units at $48.96 per share	Accumulated deficit Restricted stock units at $8.22 per share	Accumulated deficit	Accumulated other comprehensive loss Restricted stock units at $147.20 per share	Accumulated other comprehensive loss Restricted stock units at $88.80 per share	Accumulated other comprehensive loss Restricted stock units at $48.96 per share	Accumulated other comprehensive loss Restricted stock units at $8.22 per share	Accumulated other comprehensive loss	Restricted stock units at $147.20 per share	Restricted stock units at $88.80 per share	Restricted stock units at $48.96 per share	Restricted stock units at $8.22 per share	Total
Balance at Dec. 31, 2022					$ 49,434,692					$ 21,053					$ (21,087,962)					$ (1,467,622)					$ 26,900,161
Fair value of RSU’s issued	$ 774,736	$ 179,037	$ 86,137																		$ 774,736	$ 179,037	$ 86,137
Cancelled shares					(200,014)																				(200,014)
Issuance of shares					314,384																				314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property					431,149																				431,149
Net loss															(32,275,070)										(32,275,070)
Translation adjustment																				(39,412)					(39,412)
Balance at Dec. 31, 2023					51,020,121					21,053					(53,363,032)					(1,507,034)					(3,828,892)
Fair value of RSU’s issued				$ 1,547,703																				$ 1,547,703
Cancelled shares					(1,445,188)																				(1,445,188)
Issuance of shares					1,396,702					11,531,486															12,928,188
Issuance of shares upon exercise of prefunded warrants					11,528,116					(11,528,116)
Share issuance costs					$ (728,056)																				(728,056)
Net loss														(4,096,029)										(4,096,029)	(4,096,029)
Translation adjustment																			(101,188)					(101,188)	(101,188)
Balance at Dec. 31, 2024				$ 63,319,398					$ 24,423					$ (57,459,061)					$ (1,608,222)					$ 4,276,538	$ 4,276,538